CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 992,010		¥ 991,743
Short-term borrowing, consolidated VIEs	107,517,367	$ 15,485,722
Accounts payable, consolidated VIEs	37,038,856	5,334,704	41,248,455
Other taxes payable, consolidated VIEs	283,994	40,904	551,445
Advances from customers, consolidated VIEs	26,711,967	3,847,323	19,605,593
Amounts due to related parties, consolidated VIEs	107,203,023	15,440,447	77,730,267
Deferred revenue, consolidated VIEs	15,921,873	2,293,227	18,552,217
Refund of game points, consolidated VIEs	169,998,682	24,484,903	169,998,682
Warrants, consolidated VIEs	16,357,737	2,356,004	64,414,941
Interest payables, consolidated VIEs	412,626	59,431
Accrued expense and other current liabilities, consolidated VIEs	92,302,898	13,294,383	35,864,424
Long-term borrowing, consolidated VIEs	35,141,459	5,061,423	31,726,575
Convertible notes, consolidated VIEs	¥ 197,284,836	$ 28,414,927	135,182,536
Deferred tax liabilities, non-current , consolidated VIEs			¥ 5,690,705
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares issued | shares	23,915,501	23,915,501	23,701,601
Ordinary shares, shares outstanding | shares	23,915,501	23,915,501	23,701,601
Variable Interest Entity, Primary Beneficiary
Short-term borrowing, consolidated VIEs	¥ 24,992,214		¥ 0
Accounts payable, consolidated VIEs	5,883,617		7,292,389
Other taxes payable, consolidated VIEs	61,071		266,323
Advances from customers, consolidated VIEs	15,396,355		8,913,065
Amounts due to related parties, consolidated VIEs	27,859,901		11,865,648
Deferred revenue, consolidated VIEs	3,121,950		4,732,678
Refund of game points, consolidated VIEs	169,998,682		169,998,682
Warrants, consolidated VIEs	0		0
Interest payables, consolidated VIEs	0		0
Accrued expense and other current liabilities, consolidated VIEs	77,781,852		19,082,615
Long-term borrowing, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	0		0
Deferred tax liabilities, non-current , consolidated VIEs	¥ 0		¥ 0